Oct. 28, 2025
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund
Investment Objective.
The investment objective of the MFG Core Infrastructure Fund (formerly, the Frontier MFG Core Infrastructure Fund) (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
	Institutional	Service
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	0.28%	0.27%
Total Other Expenses	0.28%	0.42%
Total Annual Fund Operating Expenses(1)	0.78%	0.92%
Less: Fee Waiver/Expense Reimbursement(2)	(0.28)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.50%	0.65%

(1)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement included in the table above is reflected only through October 31, 2026.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$221	$406	$940
Service Class	$66	$266	$483	$1,107

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies. The Fund will concentrate in the infrastructure sector and utilities industry. The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of investment. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.

The Fund’s subadviser, Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure companies that Magellan Investment Partners has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund’s portfolio will typically comprise 70-100 securities.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to those of a broad measure of market performance and the Fund’s benchmark index. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.mfg-funds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2025, through September 30, 2025, was 21.18%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

15.27% (3rd quarter, 2024)	(16.90)% (1st quarter, 2020)

Average Annual Total Returns(1) (For the periods ended December 31, 2024)
Institutional Class	One Year	Five Years	Ten Years
Return Before Taxes	5.22%	2.72%	5.62%
Return After Taxes on Distributions	0.03%	1.05%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	2.24%	4.59%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	9.95%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	15.10%	5.28%	5.92%

Service Class	One Year	Five Years	Since Inception
Return Before Taxes	5.08%	2.61%	5.06%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	11.51%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	15.10%	5.28%	6.74%

(1) The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.